Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Accumulated Amortization

Intangible assets and the related accumulated amortization are summarized as follows:

	Successor			Predecessor
	As of June 30, 2018 (Unaudited)			As of December 31, 2017
	Gross Carrying Amount	Accumulated Amortization	Net Asset Value	Gross Carrying Amount	Accumulated Amortization	Net Asset Value
Amortizable intangible assets:
Manufacturer relationships	$29,000	$705	$28,295	$11,100	$3,238	$7,862
Customer relationships	9,100	221	8,879	1,300	1,300	-
	38,100	926	37,174	12,400	4,538	7,862
Non-amortizable intangible assets:
Trade names and trademarks	30,100	-	30,100	18,000	-	18,000
	$68,200	$926	$67,274	$30,400	$4,538	$25,862

Schedule of Amortization Expense

Amortization expense is set forth in the table below (unaudited):

	Three Months		Six Months
	Successor	Predecessor	Successor	Predecessor
	April 1, 2018 to June 30, 2018	April 1, 2017 to June 30, 2017	March 15, 2018 to June 30, 2018	January 1, 2018 to March 14, 2018	January 1, 2017 to June 30, 2017

Amortization	$794	$185	$926	$154	$372

Schedule of Estimated Future Amortization	Estimated future amortization expense is as follows:
Years ending
2018 (6 months)	$1,588
2019	3,175
2020	3,175
2021	3,175
2022	3,175
Thereafter	22,886
$37,174